FINANCIAL INSTRUMENTS AND RISK MANAGEMENT - Interest Bearing Liabilities (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Interest bearing liabilities
Deferred acquisition consideration	$ 92	$ 91	$ 165
Interest payable on deferred acquisition consideration	$ 0
US Dollar | Weighted average
Interest bearing liabilities
Interest rate	2.70%	2.70%
Floating rate | Weighted average
Interest bearing liabilities
Interest rate	3.00%	1.00%
Fixed rate | US Dollar | Weighted average
Interest bearing liabilities
Time for which rate is fixed	5 years 10 months 24 days	6 years 6 months
Gross borrowings
Interest bearing liabilities
Financial liabilities	$ (2,676)	$ (3,142)
Gross borrowings | US Dollar
Interest bearing liabilities
Financial liabilities	(2,159)	(2,278)
Gross borrowings | Other Currencies
Interest bearing liabilities
Financial liabilities	(517)	(864)
Currency swaps
Interest bearing liabilities
Financial liabilities	(369)	(337)
Currency swaps | US Dollar
Interest bearing liabilities
Financial liabilities	(163)	(201)
Currency swaps | Other Currencies
Interest bearing liabilities
Financial liabilities	(206)	(136)
Interest swaps
Interest bearing liabilities
Financial liabilities	(13)
Interest swaps | Other Currencies
Interest bearing liabilities
Financial liabilities	(13)
Total liabilities
Interest bearing liabilities
Financial liabilities	(3,058)	(3,479)
Total liabilities | US Dollar
Interest bearing liabilities
Financial liabilities	(2,322)	(2,479)
Total liabilities | Other Currencies
Interest bearing liabilities
Financial liabilities	(736)	(1,000)
Total liabilities | Floating rate
Interest bearing liabilities
Financial liabilities	(413)	(1,226)
Total liabilities | Floating rate | US Dollar
Interest bearing liabilities
Financial liabilities	(193)	(226)
Total liabilities | Floating rate | Other Currencies
Interest bearing liabilities
Financial liabilities	(220)	(1,000)
Total liabilities | Fixed rate
Interest bearing liabilities
Financial liabilities	(2,645)	(2,253)
Total liabilities | Fixed rate | US Dollar
Interest bearing liabilities
Financial liabilities	(2,129)	$ (2,253)
Total liabilities | Fixed rate | Other Currencies
Interest bearing liabilities
Financial liabilities	$ (516)